OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2018	2017
	$	$

Prepaid expenses	357	141
Advances to suppliers	187	211
Government institutions	97	118
Recovery of pre-acquisition receivable	—	1,384
Other	310	844

	951	2,698